Condensed Consolidated Statements Of Comprehensive Loss ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares
Revenues:
Revenues	¥ 266,370	$ 39,768	¥ 233,902
Cost of revenues:
Cost of revenues:	(96,188)	(14,361)	(66,731)
Gross profit	170,182	25,407	167,171
Operating expenses:
Research and development expenses	(211,608)	(31,592)	(185,485)
Selling and marketing expenses	(194,845)	(29,090)	(123,188)
General and administrative expenses (including related party amounts of RMB475 and RMB94 (US$14) for the six months ended June 30, 2021 and 2022, respectively.)	(292,049)	(43,602)	(232,389)
Total operating expenses	(698,502)	(104,284)	(541,062)
Loss from operations	(528,320)	(78,877)	(373,891)
Interest income	4,517	674	1,468
Interest expense	90	13	(1,075)
Other expense, net (net off by related party income of RMB334 and nil for the six months ended June 30, 2021 and 2022, respectively.)	425	63	551
Foreign exchange (loss) gain, net	(153)	(23)	(503)
Loss before income tax	(523,441)	(78,150)	(373,450)
Income tax expenses	(84)	(13)	(1,626)
Net loss	(523,525)	(78,163)	(375,076)
Net loss attributable to Burning Rock Biotech Limited's shareholders	(523,525)	(78,163)	(375,076)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments	26,650	3,979	(20,900)
Total comprehensive loss	(496,875)	(74,184)	(395,976)
Total comprehensive loss attributable to Burning Rock Biotech Limited's shareholders	¥ (496,875)	$ (74,184)	¥ (395,976)
Common Class A [Member]
Loss per share for class A and class B ordinary shares:
Loss per share - basic | (per share)	¥ (4.98)	$ (0.74)	¥ (3.6)
Loss per share - diluted | (per share)	¥ (4.98)	$ (0.74)	¥ (3.6)
Weighted average shares outstanding used in loss per share computation:
Weighted average shares outstanding used in loss per share - basic	87,357,120	87,357,120	86,742,880
Weighted average shares outstanding used in loss per share - diluted	87,357,120	87,357,120	86,742,880
Common Class B [Member]
Loss per share for class A and class B ordinary shares:
Loss per share - basic | (per share)	¥ (4.98)	$ (0.74)	¥ (3.6)
Loss per share - diluted | (per share)	¥ (4.98)	$ (0.74)	¥ (3.6)
Weighted average shares outstanding used in loss per share computation:
Weighted average shares outstanding used in loss per share - basic	17,324,848	17,324,848	17,324,848
Weighted average shares outstanding used in loss per share - diluted	17,324,848	17,324,848	17,324,848
Service [Member]
Revenues:
Revenues	¥ 185,581	$ 27,707	¥ 164,414
Cost of revenues:
Cost of revenues:	(66,462)	(9,923)	(46,731)
Product [Member]
Revenues:
Revenues	80,789	12,061	69,488
Cost of revenues:
Cost of revenues:	¥ (29,726)	$ (4,438)	¥ (20,000)